Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of percentages of revenue recognized from license agreement partners

	For the Three Months		As of	As of
	Ended March 31,		March 31,	December 31,
	2025	2024	2025	2024

	% of operating expenses		% of accounts payable
Vendor A	34%	50%	49%	43%
Vendor B	1%	3%	2%	2%
Vendor C	9%	5%	4%	8%
Vendor D	2%	—	11%	—
	46%	58%	66%	53%

	For the Year Ended
	December 31,		As of December 31,
	2024	2023	2024	2023

	% of operating expenses		% of accounts payable
Vendor A	62%	33%	43%	40%
Vendor B	1%	14%	2%	—
Vendor C	3%	8%	8%	10%
Vendor D	—	—	—	19%
	66%	55%	53%	69%

Cara Therapeutics, Inc.
Schedule of percentages of revenue recognized from license agreement partners

The percentages of revenue recognized from license agreement partners of the Company in the years ended December 31, 2024, 2023 and 2022 are included in the following table:

	Revenue
	Year Ended December 31,
	2024	2023	2022
License Agreement Partner:
CSL Vifor*	59%	92%	100%
Maruishi	41%	8%	—%

*

Includes amounts earned from Vifor Fresenius Medical Care Renal Pharma Ltd. and Vifor International prior to Vifor International’s assignment of its rights and obligations to Vifor Fresenius Medical Care Renal Pharma Ltd. in May 2022.